Revenue Recognition (Details) - Schedule of disaggregates revenue by geographic location - SoundHound, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 21,197	$ 13,017
Germany [Member]
Disaggregation of Revenue [Line Items]
Total	7,526	3,339
United States [Member]
Disaggregation of Revenue [Line Items]
Total	5,117	3,538
Japan [Member]
Disaggregation of Revenue [Line Items]
Total	3,797	3,496
Korea [Member]
Disaggregation of Revenue [Line Items]
Total	1,373	1,855
France [Member]
Disaggregation of Revenue [Line Items]
Total	2,616	618
Other Location [Member]
Disaggregation of Revenue [Line Items]
Total	$ 768	$ 171